Off-Balance-Sheet Financial Instruments - Summary of Amounts of Bank's Financial Instruments, with Off-Balance-Sheet Risk (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Unused lines of Credit [Member]
Schedule Of Off Balance Sheet Financial Instruments [Line Items]
Off-balance sheet financial instruments, contract amount	$ 44,671
Commitments to Extend Credit [Member]
Schedule Of Off Balance Sheet Financial Instruments [Line Items]
Off-balance sheet financial instruments, contract amount	23,297
Standby Letters of Credit [Member]
Schedule Of Off Balance Sheet Financial Instruments [Line Items]
Off-balance sheet financial instruments, contract amount	$ 732